OTHER PROVISIONS AND LIABILITIES - Other Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Oct. 27, 2015
Disclosure of other provisions [line items]
Payables on social security and taxes other than income tax	$ 19.7	$ 19.3
Other provisions	190.2	182.6
Other current provisions	77.6	39.5
Other non-current provisions	112.6	143.1
Provision for repatriation taxes payable
Disclosure of other provisions [line items]
Other provisions	18.5	27.9
Provision for taxes
Disclosure of other provisions [line items]
Other provisions	3.9	10.8
Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions	77.6	89.2
Other current provisions	13.5
Other non-current provisions	64.1
Other provisions and liabilities
Disclosure of other provisions [line items]
Other provisions	$ 70.4	$ 35.4
Cost | Sandstorm gold ltd | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income			$ 170.4